Marketable securities (Tables)	12 Months Ended
Dec. 31, 2022
Marketable securities.
Schedule of marketable securities

	For the year ended December 31,
($ in thousands)	2022	2021	2020
At beginning of period	175,336	16,594	69,362
Purchases	61,609	569,885	3,172
Proceeds on disposal	(89,475)	(409,525)	(54,923)
Net realized gains/(losses) on disposal	(1,647)	(3,760)	(1,898)
Fair value movement	(9,682)	1,919	795
Change in accrued interest	593	274	(3)
Foreign exchange losses	(376)	(51)	89
At end of period	136,358	175,336	16,594

Schedule of marketable securities and bank interest income

	For the year ended December 31,
($ in thousands)	2022	2021	2020	2019
Net realized gains/(losses) on disposal	(1,647)	(3,760)	(1,898)	65
Changes in fair value	(9,682)	1,919	795	(211)
Interest and dividend income	2,812	2,615	1,096	1,987
Bank interest income	773	1,091	387	4,835
Total marketable securities income and bank interest	(7,744)	1,865	380	6,676